Annual Operating Expenses {- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund Retail PRO-07 - Fidelity® International Discovery Fund - Fidelity International Discovery Fund-Retail Class
Dec. 30, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.99%